Expense Example - Precious Metals and Minerals Fund	Fund Shares 1 Year	Fund Shares 3 Years	Fund Shares 5 Years	Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 3 Years	Inst. Shares 5 Years	Inst. Shares 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	121	378	654	1,443	102	331	579	1,289	697	955	1,232	2,021